Condensed Statements Of Operations - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs	$ 1,049,339	$ 438,756	$ 2,114,548
Loss from operations	(1,049,339)	(438,756)	(2,114,548)
Other expense:
Interest earned on marketable securities held in Trust Account	8,534	5,892	31,646
Transaction costs associated with initial public offering		(107,519)
Unrealized gain on marketable securities held in Trust Account	(6,299)	(8,391)	0
Changes in fair value of warrant liability	(2,536,968)	(1,573,554)	(1,734,134)
Other expense, net	(2,534,733)	(1,683,572)	(1,702,488)
Net loss	$ (3,584,072)	$ (2,122,328)	(3,817,036)
Surrozen Inc [Member]
Research and development			18,866,000	$ 10,076,000	$ 25,684,000	$ 19,603,000
General and administrative			6,825,000	3,254,000	7,123,000	5,503,000
Total Operating Expenses			25,691,000	13,330,000	32,807,000	25,106,000
Loss from operations			(25,691,000)	(13,330,000)	(32,807,000)	(25,106,000)
Other income			16,000	76,000	91,000	744,000
Other expense:
Net loss			$ (25,675,000)	$ (13,254,000)	$ (32,716,000)	$ (24,362,000)
Basic and diluted net income (Loss) per share			$ (3.11)	$ (1.85)	$ (4.42)	$ (4.13)
Basic and diluted weighted average shares outstanding			8,244,336	7,180,539	7,394,290	5,899,669
Class A ordinary shares subject to redemption
Other expense:
Basic and diluted net income (Loss) per share	$ 0	$ 0.00	$ 0
Basic and diluted weighted average shares outstanding	8,162,790	8,181,335	8,174,309
Non-redeemable ordinary shares
Other expense:
Net loss	$ (3,584,072)	$ (2,122,328)	$ (3,817,036)
Basic and diluted net income (Loss) per share	$ (0.95)	$ (0.86)	$ (1.02)
Basic and diluted weighted average shares outstanding	3,771,210	2,461,095	3,759,691